Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,812,500
Previously Paid Amount
Total Fee Amount	7,983.90
Total Offset Amount
Net Fee	$ 7,983.90